Offerings - Offering: 1	May 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $2.50 par value per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	51.62
Maximum Aggregate Offering Price	$ 15,486,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,138.62
Offering Note	(1) In addition to the number of shares of the common stock, par value $2.50 per share (the "Common Stock") of the Registrant stated above, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. (2) Estimated solely for the purpose of determining the amount of the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock on the Nasdaq Capital Market on May 4, 2026.